Financial Information on Subsidiaries, Summarized (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Financial Information on Subsidiaries

As of and December 31, 2021, 2020 and 2019, summarized financial information of our main subsidiaries prepared under IFRS is as follows:

	12-31-2021
	Financial Statements	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Equity	Total Liabilities and Equity	Revenue	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income Before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
Enel Argentina S.A.	Separate	6,684	464,053	470,737	234	—	470,503	470,737	—	(481)	(481)	(2,321)	(2,376)	(7,959)	40,593	(1,167)	39,426	2,367	41,793
Enel Generación Costanera S.A.	Separate	98,322	214,098	312,420	103,366	48,267	160,787	312,420	105,074	(4,698)	100,376	53,487	(85,458)	8,782	(75,119)	14,352	(60,767)	(32,536)	(93,303)
Enel Generación El Chocón S.A.	Separate	90,473	227,094	317,567	15,831	54,753	246,983	317,567	41,540	(3,787)	37,753	27,188	10,081	(26,108)	(15,000)	(5,414)	(20,414)	(44,420)	(64,834)
Empresa Distribuidora Sur S.A.	Separate	272,120	1,887,184	2,159,304	902,066	558,266	698,972	2,159,304	793,771	(528,448)	265,323	22,631	(68,632)	28,590	(40,010)	(138,481)	(178,491)	(128,698)	(307,189)
Enel Trading Argentina S.R.L	Separate	15,049	1,585	16,634	13,676	—	2,958	16,634	1,613	(60)	1,553	(721)	(902)	(555)	(1,456)	—	(1,456)	(647)	(2,103)
Dock Sud S.A.	Separate	134,881	165,382	300,263	15,407	26,196	258,660	300,263	79,637	(8,783)	70,854	55,096	23,190	(27,150)	(3,960)	(3,078)	(7,038)	(37,686)	(44,724)
Grupo Enel Argentina	Consolidated	258,643	751,345	1,009,988	117,486	103,021	789,481	1,009,988	146,282	(10,581)	135,701	76,676	(85,023)	(47,245)	(207,280)	6,960	(200,320)	(133,351)	(333,671)
Grupo EGP Brasil	Consolidated	317,994	3,656,821	3,974,815	627,146	592,180	2,755,489	3,974,815	538,380	(293,468)	244,912	199,332	134,891	(44,388)	90,507	(23,533)	66,974	367,175	434,149
Enel Generación Fortaleza S.A.	Separate	107,101	118,995	226,096	63,916	254	161,926	226,096	326,889	(209,590)	117,299	107,714	97,079	1,848	98,927	(32,524)	66,403	(7,431)	58,972
EGP Cachoeira Dourada S.A.	Separate	262,713	112,859	375,572	247,881	47,416	80,275	375,572	1,428,553	(1,351,052)	77,501	64,205	51,686	(43,147)	8,539	(3,077)	5,462	(4,088)	1,374
EGP Volta Grande	Separate	27,698	275,045	302,743	28,297	134,477	139,969	302,743	81,056	(13,624)	67,432	63,608	63,458	(19,344)	44,114	(14,116)	29,998	(8,874)	21,124
Enel Cien S.A.	Separate	27,289	126,169	153,458	15,518	239	137,701	153,458	54,619	(14)	54,605	47,255	41,826	926	42,752	(14,113)	28,639	(8,636)	20,003
Compañía de Transmisión del Mercosur S.A.	Separate	2,554	3,857	6,411	170	4,605	1,636	6,411	481	—	481	(56)	(560)	3,838	3,277	(4,373)	(1,096)	(399)	(1,495)
Transportadora de Energía S.A.	Separate	1,984	5,955	7,939	273	149	7,517	7,939	487	—	487	(109)	(1,980)	2,818	838	751	1,589	(884)	705
Enel Distribución Ceará S.A.	Separate	709,815	1,396,726	2,106,541	649,178	805,148	652,215	2,106,541	1,511,849	(1,099,328)	412,521	280,045	168,549	(49,867)	119,092	(27,906)	91,186	(41,696)	49,490
Enel Distribución Rio S.A.	Separate	780,471	2,205,682	2,986,153	1,045,797	1,255,747	684,609	2,986,153	1,581,080	(1,147,521)	433,559	282,304	98,040	(78,981)	19,179	(3,027)	16,152	(37,703)	(21,551)
Enel Distribución Goiás S.A.	Separate	870,735	2,613,350	3,484,085	1,182,729	1,239,900	1,061,456	3,484,085	1,820,216	(1,468,987)	351,229	162,818	55,439	(83,657)	(27,959)	5,999	(21,960)	(71,438)	(93,398)
Enel X Brasil S.A.	Separate	41,242	36,962	78,204	32,759	771	44,674	78,204	17,471	(5,925)	11,546	(2,806)	(2,920)	51	(2,869)	3,427	558	(2,239)	(1,681)
Enel Distribuicao Sao Paulo S.A.	Separate	1,680,174	4,994,713	6,674,887	1,604,168	3,972,867	1,097,852	6,674,887	3,848,367	(2,857,634)	990,733	706,896	431,456	(156,850)	274,607	(77,987)	196,620	(107,521)	89,099
Grupo Enel Brasil	Consolidated	4,810,195	16,362,724	21,172,919	4,981,114	8,554,845	7,636,960	21,172,919	10,970,586	(8,316,744)	2,653,842	1,791,111	1,061,569	(430,128)	631,964	(167,187)	464,777	(459,066)	5,711
Emgesa S.A. E.S.P.	Separate	163,479	2,056,524	2,220,003	371,669	595,042	1,253,292	2,220,003	1,262,495	(409,074)	853,421	788,778	721,673	(47,100)	674,639	(217,507)	457,132	(228,708)	228,424
Compañía Distribuidora y Comercializadora de Energía S.A.	Separate	420,427	1,811,019	2,231,446	550,502	887,338	793,606	2,231,446	1,706,529	(1,011,914)	694,615	554,576	418,138	(54,584)	364,128	(107,270)	256,858	(136,905)	119,953
Enel Perú S.A.C.	Separate	38,474	1,074,700	1,113,174	160,808	—	952,366	1,113,174	—	—	—	(547)	(2,505)	(2,646)	208,633	(161)	208,472	(73,523)	134,949
Enel Generación Perú S.A.	Separate	193,318	836,620	1,029,938	202,454	212,314	615,170	1,029,938	430,578	(150,735)	279,843	223,756	185,249	5,025	205,952	(58,121)	147,831	(56,161)	91,670
Chinango S.A.C.	Separate	11,011	131,687	142,698	5,229	36,288	101,181	142,698	46,927	(4,837)	42,090	37,273	33,863	86	33,949	(9,990)	23,959	(7,626)	16,333
Enel Generación Piura S.A.	Separate	41,703	149,223	190,926	23,527	60,834	106,565	190,926	74,242	(23,569)	50,673	41,269	31,196	(5,315)	25,881	(8,109)	17,772	(8,218)	9,554
Enel Distribución Perú S.A.	Separate	208,451	1,237,600	1,446,051	315,498	435,640	694,913	1,446,051	895,367	(604,987)	290,380	218,993	154,164	(21,604)	132,586	(47,413)	85,173	(64,160)	21,013
Grupo Enel Perú	Consolidated	457,824	2,284,464	2,742,288	679,706	732,624	1,329,958	2,742,288	1,286,952	(651,370)	635,582	500,382	381,992	(24,677)	357,340	(117,996)	239,344	(112,424)	126,920
Enel Green Power Colombia S.A.S Esp	Separate	28,486	381,808	410,294	77,666	18,672	313,956	410,294	27,902	(23,733)	4,169	(1,721)	(4,324)	2,393	(1,932)	1,272	(659)	(6,118)	(6,778)
Enel Green Power Costa Rica S.A.	Separate	44,186	108,554	152,740	6,100	—	146,640	152,740	2,955	—	2,955	426	268	1,045	1,313	(67)	1,246	—	1,246
PH Chucas S.A.	Separate	6,621	167,709	174,330	83,123	55,985	35,222	174,330	14,513	—	14,513	10,507	6,455	(2,974)	3,481	(56)	3,425	—	3,425
Enel Green Power Guatemala S.A.	Separate	9,331	2,225	11,556	12,253	254	(951)	11,556	48,821	(41,766)	7,055	1,088	833	(149)	732	(207)	525	—	525
Generadora de Occidente Ltda.	Separate	47,367	36,068	83,435	1,380	3,056	78,999	83,435	12,300	(1,345)	10,955	8,034	7,072	(191)	6,888	(906)	5,982	—	5,982
Generadora Montecristo S.A.	Separate	92,338	19,720	112,058	80,495	9,287	22,276	112,058	1,300	70	1,370	(139)	(576)	(76)	(645)	(238)	(883)	—	(883)
Renovables de Guatemala S.A.	Separate	46,489	326,025	372,514	3,688	—	368,826	372,514	39,604	(6,986)	32,618	25,188	18,715	(2)	18,743	(543)	18,200	—	18,200
Tecnoguat S.A.	Separate	1,071	16,460	17,531	429	—	17,102	17,531	3,388	(361)	3,027	1,776	1,250	21	1,284	(223)	1,061	—	1,061
Transmisora de Energia Renovable S.A.	Separate	15,522	22,005	37,527	640	—	36,887	37,527	2,196	(51)	2,145	1,693	1,112	(7)	1,104	(158)	946	—	946
Enel Green Power Panama S.A.	Separate	181,759	216,064	397,823	138,733	33,765	225,325	397,823	4,921	(484)	4,437	1,756	1,409	529	33,162	(3,259)	29,903	—	29,903
Enel Fortuna S.A.	Separate	176,198	367,868	544,066	17,879	39,805	486,382	544,066	135,202	(19,318)	115,884	102,333	92,745	967	93,712	(27,055)	66,657	—	66,657
Enel Solar S.R.L	Separate	2,732	68,919	71,651	53,048	3,230	15,373	71,651	7,461	(734)	6,727	5,389	2,487	(1,383)	1,104	(309)	795	—	795
Enel Green Power Peru S.A.	Separate	123,483	380,781	504,264	71,765	176,945	255,554	504,264	33,000	(2,906)	30,093	21,361	12,338	(5,151)	7,187	(7,755)	(568)	(810)	(1,377)

	12-31-2020
	Financial Statements	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Equity	Total Liabilities and Equity	Revenue	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income Before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
Enel Argentina S.A.	Separate	40,432	65,563	105,995	1,293	—	104,702	105,995	—	(600)	(600)	(2,459)	(2,459)	11,264	12,146	874	13,020	(37,029)	(24,009)
Enel Generación Costanera S.A.	Separate	96,321	253,484	349,805	96,132	74,375	179,298	349,805	112,931	(4,963)	107,968	60,965	18,811	(9,445)	9,497	7,928	17,425	(47,631)	(30,206)
Enel Generación El Chocón S.A.	Separate	91,441	268,572	360,013	30,857	43,537	285,619	360,013	48,505	(4,543)	43,962	35,964	21,800	37,910	62,211	(9,332)	52,879	(66,592)	(13,713)
Empresa Distribuidora Sur S.A.	Separate	274,169	1,442,360	1,716,529	591,523	415,191	709,815	1,716,529	801,229	(530,338)	270,891	49,912	(68,276)	22,605	(45,636)	(22,866)	(68,502)	(230,171)	(298,673)
Enel Trading Argentina S.R.L.	Separate	12,882	1,263	14,145	10,573	—	3,572	14,145	3,086	(189)	2,897	706	414	(130)	284	(103)	181	(1,006)	(825)
Dock Sud S.A.	Separate	97,880	172,641	270,521	10,749	28,575	231,197	270,521	66,334	(10,025)	56,309	42,590	14,445	3,472	17,968	(13,426)	4,542	(68,182)	(63,640)
Grupo Enel Argentina	Consolidated	312,760	841,974	1,154,734	124,270	115,750	914,714	1,154,734	161,093	(11,572)	149,521	92,860	36,542	61,778	71,522	1,130	72,652	(258,557)	(185,905)
Enel Brasil S.A.	Separate	567,492	4,484,221	5,051,713	344,060	225,338	4,482,315	5,051,713	502	(139)	363	(41,809)	(42,724)	(127,544)	168,090	36,441	204,531	(1,088,424)	(883,893)
Enel Generación Fortaleza S.A.	Separate	76,390	133,672	210,062	52,283	19,535	138,244	210,062	187,227	(118,673)	68,554	61,986	51,176	(521)	50,655	(19,628)	31,027	(31,881)	(854)
EGP Cachoeira Dourada S.A.	Separate	584,030	130,285	714,315	563,242	20,520	130,553	714,315	812,275	(666,295)	145,980	134,715	129,601	(6,103)	123,498	(41,504)	81,994	(15,502)	66,492
EGP Volta Grande	Separate	31,525	274,019	305,544	31,433	138,557	135,554	305,544	62,398	(10,548)	51,850	48,505	48,484	(11,785)	36,700	(12,486)	24,214	(32,034)	(7,820)
Enel Cien S.A.	Separate	31,496	141,069	172,565	17,527	407	154,631	172,565	52,705	(83,694)	(30,989)	(37,406)	(45,046)	23,435	(21,612)	7,275	(14,337)	(48,724)	(63,061)
Compañía de Transmisión del Mercosur S.A.	Separate	2,554	10,089	12,643	10,443	—	2,200	12,643	45,439	—	45,439	44,911	44,472	(17,275)	27,197	(996)	26,201	14,795	40,996
Transportadora de Energía S.A.	Separate	2,144	11,705	13,849	8,490	482	4,877	13,849	37,973	—	37,973	37,284	35,806	(13,356)	22,450	801	23,251	15,236	38,487
Enel Distribución Ceará S.A.	Separate	575,851	1,322,709	1,898,560	589,631	651,669	657,260	1,898,560	1,166,240	(835,325)	330,915	191,873	98,900	(29,125)	70,014	(18,464)	51,550	(178,829)	(127,279)
Enel Distribución Rio S.A.	Separate	705,578	1,588,563	2,294,141	574,409	1,011,309	708,423	2,294,141	1,253,027	(869,354)	383,673	231,938	94,515	(78,528)	16,145	(5,706)	10,439	(229,670)	(219,231)
Enel Distribución Goiás S.A.	Separate	566,168	2,032,002	2,598,170	925,334	517,983	1,154,853	2,598,170	1,394,049	(1,026,859)	367,190	169,277	85,106	(42,774)	42,806	(16,729)	26,077	(306,258)	(280,181)
Enel X Brasil S.A.	Separate	19,617	22,477	42,094	20,560	583	20,951	42,094	13,357	(4,454)	8,903	(3,705)	(6,711)	(2,009)	(8,720)	973	(7,747)	(4,323)	(12,070)
Enel Distribuicao Sao Paulo S.A.	Separate	1,515,162	5,198,704	6,713,866	1,614,149	3,852,132	1,247,585	6,713,866	3,020,740	(2,206,107)	814,633	592,998	374,091	(116,943)	257,148	(77,974)	179,174	(677,886)	(498,712)
Grupo Enel Brasil	Consolidated	4,143,213	11,396,553	15,539,766	4,211,671	6,169,465	5,158,630	15,539,766	7,680,106	(5,450,909)	2,229,197	1,436,985	873,753	(420,461)	454,162	(148,157)	306,005	(1,678,028)	(1,372,023)
Emgesa S.A. E.S.P.	Separate	353,946	2,420,483	2,774,429	570,718	697,179	1,506,532	2,774,429	1,159,134	(412,530)	746,604	673,446	606,868	(70,522)	536,449	(188,883)	347,566	(19,348)	328,218
Compañía Distribuidora y Comercializadora de Energía S.A.	Separate	499,983	1,973,507	2,473,490	640,774	840,051	992,665	2,473,490	1,546,963	(886,155)	660,808	506,794	375,127	(49,171)	325,977	(97,881)	228,096	(14,970)	213,126
Enel Perú, S.A.C.	Separate	34,757	1,288,805	1,323,562	180,490	10,990	1,132,082	1,323,562	—	—	—	(215)	(215)	(6,072)	156,138	—	156,138	(96,339)	59,799
Enel Generación Perú S.A.A.	Separate	315,244	880,207	1,195,451	191,039	208,495	795,917	1,195,451	408,604	(140,350)	268,254	210,702	162,140	10,361	186,817	(42,052)	144,765	(66,777)	77,988
Chinango S.A.C.	Separate	8,892	131,158	140,050	7,061	26,392	106,597	140,050	41,000	(4,496)	36,504	31,273	27,319	(87)	27,232	(8,152)	19,080	(8,334)	10,746
Enel Generación Piura S.A.	Separate	60,425	164,399	224,824	58,135	24,746	141,943	224,824	63,874	(23,435)	40,439	30,016	18,512	(4,873)	17,249	(5,852)	11,397	(12,361)	(964)
Enel Distribución Perú S.A.A.	Separate	191,178	1,263,496	1,454,674	249,068	471,377	734,229	1,454,674	886,663	(598,157)	288,506	213,898	141,464	(25,042)	116,427	(38,488)	77,939	(62,468)	15,471
Grupo Enel Perú	Consolidated	546,260	2,382,886	2,929,146	627,532	734,466	1,567,148	2,929,146	1,243,994	(621,907)	622,087	475,905	339,421	(26,007)	317,029	(91,896)	225,133	(246,279)	(21,146)

	12-31-2019
	Financial Statements	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Equity	Total Liabilities and Equity	Revenue	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income Before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
Enel Argentina S.A.	Separate	43,219	87,644	130,863	2,152	—	128,711	130,863	—	—	—	(463)	(463)	8,963	39,714	(2,453)	37,261	(53,938)	(16,677)
Enel Generación Costanera S.A.	Separate	113,909	270,423	384,332	112,412	105,047	166,873	384,332	213,606	(68,969)	144,637	100,244	59,860	22,628	82,582	(24,642)	57,940	(41,288)	16,652
Enel Generación El Chocón S.A.	Separate	101,114	315,842	416,956	75,003	56,983	284,970	416,956	71,807	(5,957)	65,850	58,055	42,906	59,477	103,800	(21,770)	82,030	(70,096)	11,934
Empresa Distribuidora Sur S.A.	Separate	284,126	1,456,918	1,741,044	509,223	429,766	802,055	1,741,044	1,346,888	(773,693)	573,195	307,066	211,031	54,470	265,560	(76,548)	189,012	(237,185)	(48,173)
Enel Trading Argentina S.R.L.	Separate	23,432	1,551	24,983	21,486	—	3,497	24,983	7,497	(950)	6,547	3,599	3,321	(92)	3,229	(1,295)	1,934	(600)	1,334
Dock Sud S.A.	Separate	105,726	256,881	362,607	52,678	52,732	257,197	362,607	146,958	(54,326)	92,632	81,806	50,775	12,036	63,132	(1,007)	62,125	(74,649)	(12,524)
Grupo Enel Argentina	Consolidated	326,191	927,948	1,254,139	185,096	151,167	917,876	1,254,139	285,277	(74,927)	210,350	157,774	102,242	112,784	299,022	(54,044)	244,978	(270,493)	(25,515)
Enel Brasil S.A.	Separate	371,174	5,186,673	5,557,847	145,721	376,140	5,035,986	5,557,847	977	(85)	892	(57,320)	(58,076)	(85,784)	88,858	15,025	103,883	(149,216)	(45,333)
Enel Generación Fortaleza S.A.	Separate	119,719	193,438	313,157	108,806	737	203,614	313,157	309,525	(183,394)	126,131	114,170	99,940	13,389	113,329	(36,130)	77,199	(5,465)	71,734
EGP Cachoeira Dourada S.A.	Separate	213,201	98,107	311,308	193,295	3,280	114,733	311,308	494,303	(394,776)	99,527	85,746	79,065	(100)	78,965	(25,671)	53,294	2,285	55,579
EGP Volta Grande	Separate	42,230	345,708	387,938	29,751	185,505	172,682	387,938	106,792	(42,895)	63,897	59,632	59,607	(13,583)	46,024	(15,173)	30,851	(844)	30,007
Enel Cien S.A.	Separate	113,996	151,707	265,703	13,358	16,240	236,105	265,703	70,295	(967)	69,328	61,376	49,598	19,722	69,320	(39,773)	29,547	(4,600)	24,947
Compañía de Transmisión del Mercosur S.A.	Separate	6,856	701	7,557	50,954	8,030	(51,427)	7,557	1,142	—	1,142	789	(530)	(10,469)	(10,999)	296	(10,703)	15,634	4,931
Transportadora de Energía S.A.	Separate	4,914	3,924	8,838	52,590	9,207	(52,959)	8,838	1,112	—	1,112	601	(923)	(10,288)	(11,212)	333	(10,879)	16,154	5,275
Enel Distribución Ceará S.A.	Separate	629,655	1,624,665	2,254,320	525,921	902,000	826,399	2,254,320	1,397,853	(991,979)	405,874	248,917	165,346	(42,897)	122,937	(19,875)	103,062	(26,723)	76,339
Enel Distribución Rio S.A.	Separate	722,394	1,962,608	2,685,002	910,507	830,069	944,426	2,685,002	1,526,019	(1,029,220)	496,799	310,962	175,012	(67,167)	109,105	(37,009)	72,096	(46,182)	25,914
Enel Distribución Goiás S.A.	Separate	665,187	2,355,246	3,020,433	795,562	903,997	1,320,874	3,020,433	1,546,302	(1,100,077)	446,225	221,433	23,971	(61,111)	(36,744)	11,462	(25,282)	(59,597)	(84,879)
Enel X Brasil S.A.	Separate	17,886	15,089	32,975	13,676	307	18,992	32,975	19,359	(6,434)	12,925	(1,373)	(4,677)	(311)	(4,988)	539	(4,449)	(679)	(5,128)
Enel Distribuicao Sao Paulo S.A.	Separate	1,701,300	6,062,310	7,763,610	1,474,482	4,310,495	1,978,633	7,763,610	3,756,890	(2,699,108)	1,057,782	674,604	414,699	(136,943)	277,756	460,335	738,091	(412,571)	325,520
Grupo Enel Brasil	Consolidated	4,211,380	13,471,236	17,682,616	3,919,122	7,528,800	6,234,694	17,682,616	8,684,491	(5,906,735)	2,777,756	1,718,861	1,002,297	(430,285)	574,154	314,359	888,513	(559,512)	329,001
Emgesa S.A. E.S.P.	Separate	251,413	2,524,074	2,775,487	387,804	943,882	1,443,801	2,775,487	1,246,989	(465,768)	781,221	710,320	637,221	(81,785)	555,672	(180,207)	375,465	7,209	382,674
Compañía Distribuidora y Comercializadora de Energía S.A.	Separate	363,838	1,842,861	2,206,699	545,689	704,527	956,483	2,206,699	1,665,318	(962,174)	703,144	556,513	431,004	(58,397)	372,680	(122,066)	250,614	(615)	249,999
Enel Perú, S.A.C.	Separate	37,589	1,403,189	1,440,778	41,359	10,868	1,388,551	1,440,778	11	—	11	(1,155)	(1,155)	(1,473)	127,289	(8)	127,281	27,105	154,386
Enel Generación Perú S.A.A.	Separate	361,697	974,784	1,336,481	172,150	259,367	904,964	1,336,481	478,155	(178,102)	300,053	243,359	191,690	(4,886)	200,977	(56,340)	144,637	18,483	163,120
Chinango S.A.C.	Separate	6,346	153,370	159,716	6,349	38,766	114,601	159,716	45,030	(5,081)	39,949	34,113	29,868	(723)	29,145	(8,685)	20,460	2,791	23,251
Enel Generación Piura S.A.	Separate	75,118	180,365	255,483	64,559	33,669	157,255	255,483	82,155	(27,861)	54,294	44,074	32,902	(317)	32,595	(9,275)	23,320	2,948	26,268
Enel Distribución Perú S.A.A.	Separate	153,382	1,305,567	1,458,949	272,268	467,924	718,757	1,458,949	950,350	(619,181)	331,169	257,473	196,436	(22,938)	184,153	(55,649)	128,504	13,065	141,569
Grupo Enel Perú	Consolidated	551,844	2,562,083	3,113,927	482,477	805,168	1,826,282	3,113,927	1,382,941	(676,173)	706,768	561,494	433,368	(30,553)	413,480	(125,187)	288,293	64,392	352,685